Real Estate and Other Assets Owned (Tables)	12 Months Ended
Dec. 31, 2015
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Company's Balance in Both Real Estate and Other Assets Owned

As of December 31, 2015, and December 31, 2014, the composition of the Company’s balance in both real estate and other assets owned are as follows:

	December 31,
	2015	2014
One-to-four family mortgages	$55	$159
Land	943	1,768
Non-residential real estate	738	—

Total other assets owned	$1,736	$1,927